Group Information (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Summary of Information about Subsidiaries
The consolidated financial statements include the following subsidiaries:

			% equity interest
Name	Country of incorporation	Registered office	December 31, 2022	December 31, 2021
BioNTech BioNTainer Holding GmbH	Germany	Mainz	100%	n/a (1)
BioNTech Cell & Gene Therapies GmbH	Germany	Mainz	100%	100%
BioNTech Delivery Technologies GmbH	Germany	Halle	100%	100%
BioNTech Diagnostics GmbH	Germany	Mainz	100%	100%
BioNTech Europe GmbH	Germany	Mainz	100%	100%
BioNTech Individualized mRNA Manufacturing GmbH i.G.	Germany	Mainz	100%	n/a (1)
BioNTech Innovation GmbH	Germany	Mainz	100%	100%
BioNTech Innovative Manufacturing Services GmbH	Germany	Idar-Oberstein	100%	100%
BioNTech Idar-Oberstein Services GmbH	Germany	Idar-Oberstein	100%	n/a (1)
BioNTech Manufacturing GmbH	Germany	Mainz	100%	100%
BioNTech Manufacturing Marburg GmbH	Germany	Marburg	100%	100%
BioNTech Innovation and Services Marburg GmbH	Germany	Marburg	100%	100%
JPT Peptide Technologies GmbH	Germany	Berlin	100%	100%
NT Security and Services GmbH	Germany	Mainz	100%	n/a (1)
reSano GmbH	Germany	Mainz	100%	100%
BioNTech Real Estate Holding GmbH	Germany	Holzkirchen	100%	100%
BioNTech Real Estate Verwaltungs GmbH	Germany	Holzkirchen	100%	100%
BioNTech Real Estate GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Real Estate An der Goldgrube GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Real Estate Haus Vier GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Real Estate Adam-Opel-Straße GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Real Estate An der Goldgrube 12 GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Australia Pty Ltd	Australia	Melbourne	100%	n/a (1)
BioNTech R&D (Austria) GmbH	Austria	Vienna	100%	100%
BioNTech (Shanghai) Pharmaceuticals Co. Ltd.	China	Shanghai	100%	100%
BioNTech Rwanda Ltd.	Rwanda	Kigali	100%	n/a (1)
BioNTech Pharmaceuticals Asia Pacific Pte. Ltd.	Singapore	Singapore	100%	100%
BioNTech Turkey Tıbbi Ürünler Ve Klinik Araştirma Ticaret Anonim Şirketi	Turkey	Istanbul	100%	100%
BioNTech UK Limited	United Kingdom	London (previously Reading)	100%	100%
BioNTech Research and Development, Inc.	United States	Cambridge	100%	100%
BioNTech USA Holding, LLC	United States	Cambridge	100%	100%
BioNTech US Inc.	United States	Cambridge	100%	100%
JPT Peptide Technologies Inc.	United States	Cambridge	100%	100%

(1)	Has been incorporated during the year ended December 31, 2022.

Summary of Information about Parent Company
ATHOS KG, Holzkirchen, Germany is the sole shareholder of AT Impf GmbH, Munich, Germany, and beneficial owner of the following percentage of ordinary shares in BioNTech at the dates as indicated. ATHOS KG via AT Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which practically enabled it to exercise the majority of voting rights to pass resolutions at our Annual General Meeting, or AGM.

			Ownership of ordinary shares in BioNTech (in %)
Name	Country of incorporation	Registered office	December 31, 2022	December 31, 2021
AT Impf GmbH	Germany	Munich	43.42%	43.75%

Summary of Information about Entity with Significant Influence Over Group
Medine GmbH, Mainz, owned the following percentage of ordinary shares in BioNTech at the following dates as indicated:

			Ownership of ordinary shares in BioNTech (in %)
Name	Country of incorporation	Registered office	December 31, 2022	December 31, 2021
Medine GmbH	Germany	Mainz	17.38%	17.11%